Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2025	December 31, 2025
	SGD	SGD	SGD	USD
At cost:
Office furniture and fittings	166,901	38,753	49,372	38,093
Office equipment	211,066	380,096	450,712	350,806
Leasehold improvements	10,260	11,102	67,691	52,641
Total	388,227	429,951	567,775	441,540
Accumulated depreciation	(309,959)	(366,248)	(502,867)	(391,063)
Loss of disposal of property and equipment	453	-	-	-
Property and equipment, net	78,721	63,703	64,908	50,477